Principal alliances	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Principal alliances	Principal alliances
C.1. Alliance arrangements with Regeneron Pharmaceuticals, Inc. (Regeneron)
Collaboration agreements on human therapeutic antibodies
In November 2007, Sanofi and Regeneron signed two agreements (amended in November 2009) relating to human therapeutic antibodies: (i) the Discovery and Preclinical Development Agreement, and (ii) the License and Collaboration Agreement, relating to clinical development and commercialization. Under the License and Collaboration Agreement, Sanofi had an option to develop and commercialize antibodies discovered by Regeneron under the Discovery and Preclinical Development Agreement.
Discovery and development
Because Sanofi decided not to exercise its option to extend the Discovery and Preclinical Development Agreement, that agreement expired on December 31, 2017.
As a result of Sanofi’s exercise of an option with respect to an antibody under the Discovery and Preclinical Development Agreement, such antibody became a "Licensed Product" under the License and Collaboration Agreement, pursuant to which Sanofi and Regeneron co-develop the antibody with Sanofi initially being wholly responsible for funding the development program. On receipt of the first positive Phase III trial results for any antibody being developed under the License and Collaboration Agreement, the subsequent development costs for that antibody are split 80% Sanofi, 20% Regeneron. Amounts received from Regeneron under the License and Collaboration Agreement are recognized by Sanofi as a reduction in the line item Research and development expenses. Co-development with Regeneron of the antibodies Dupixent®, Kevzara® and REGN3500 (SAR440340 - itepekimab) is ongoing under the License and Collaboration Agreement as of December 31, 2021.
Once a product begins to be commercialized, and provided that the share of quarterly results under the agreement represents a profit, Sanofi is entitled to an additional portion of Regeneron’s profit-share (capped at 10% of Regeneron’s share of quarterly profits) until Regeneron has paid 50% of the cumulative development costs incurred by the parties in the collaboration (see footnote g(ii) to the table provided in Note D.21.1., “Off balance sheet commitments relating to operating activities”).
On the later of (i) 24 months before the scheduled launch date or (ii) the first positive Phase III trial results, Sanofi and Regeneron share the commercial expenses of the antibodies co-developed under the License and Collaboration Agreement.
Commercialization
Sanofi is the lead party with respect to the commercialization of all co-developed antibodies, and Regeneron has certain option rights to co-promote the antibodies. Regeneron has exercised its co-promotion rights in the United States and in certain other countries. Sanofi recognizes all sales of the antibodies. Profits and losses arising from commercial operations in the United States are split 50/50. Outside the United States, Sanofi is entitled to between 55% and 65% of profits depending on sales of the antibodies, and bears 55% of any losses. The share of profits and losses due to or from Regeneron under the agreement is recognized within the line items Other operating income or Other operating expenses, which are components of Operating income.
In addition, Regeneron is entitled to receive payments contingent on the attainment of specified levels of aggregate sales on all antibodies outside the United States, on a rolling twelve-month basis.
A liability for those payments is recognized in the balance sheet when it is probable that the specified level of aggregate sales will be met. The opposite entry for that liability is capitalized within Other intangible assets in the balance sheet. A payment was made in 2021 following the attainment of $1.5 billion of sales of all antibodies outside the United States on a rolling twelve-month basis.
Amendments to the collaboration agreements
In January 2018, Sanofi and Regeneron signed a set of amendments to their collaboration agreements, including an amendment that allowed for the funding of additional programs on Dupixent® and REGN3500 (SAR440340 – itepekimab) with an intended focus on extending the current range of indications, finding new indications, and improving co-morbidity between multiple pathologies.
Effective April 1, 2020, Sanofi and Regeneron signed a Cross License and Commercialization Agreement for Praluent®, whereby Sanofi obtained sole ex-US rights to Praluent®, and Regeneron obtained sole US rights to Praluent® along with a right to 5% royalties on Sanofi’s sales of Praluent® outside the United States. Each party is solely responsible for the development, manufacturing and commercialization of Praluent® in their respective territories. Although each company has responsibility for supplying Praluent® in its respective territory, the companies have entered into agreements to support manufacturing needs for each other.
Effective September 30, 2021, Sanofi and Regeneron signed an amendment to their collaboration agreement in order to specify allocations of responsibilities and associated resources between the two parties in connection with the co-promotion of Dupixent® in certain countries. The terms of the collaboration relating to REGN3500 (SAR440340 – itepekimab) are unchanged.
Immuno-oncology (IO) collaboration agreements
On July 1, 2015, Sanofi and Regeneron signed two agreements – the IO Discovery and Development Agreement and the IO License and Collaboration Agreement (IO LCA) – relating to new antibody cancer treatments in the field of immuno-oncology.
The Amended IO Discovery Agreement, effective from December 31, 2018, was terminated through a Letter Amendment dated March 16, 2021 in which Sanofi formalized its opt-out from the BCMAxCD3 and MUC16xCD3 programs.
Libtayo® (cemiplimab)
Under the 2015 IO LCA as amended in January 2018, Sanofi and Regeneron committed funding of no more than $1,640 million, split on a 50/ 50 basis ($820 million per company), for the development of REGN2810 (cemiplimab, trademark Libtayo®), a PD-1 inhibitor antibody. The funding was raised to $1,840 million by way of amendment effective on September 30, 2021. Regeneron is responsible for the commercialization of Libtayo® in the United States, and Sanofi in all other territories. Sanofi has exercised its option to co-promote Libtayo® in the United States. In 2021, Regeneron exercised its option to co-promote Libtayo® in certain other countries.
The IO LCA also provided for a one-time milestone payment of $375 million by Sanofi to Regeneron in the event that sales of a PD-1 product were to exceed, in the aggregate, $2 billion in any consecutive 12-month period.
Under the IO LCA Sanofi and Regeneron share equally in profits and losses in connection with the commercialization of collaboration products, except that Sanofi is entitled to an additional portion of Regeneron’s profit-share (capped at 10% of Regeneron’s share of quarterly profits) until Regeneron has paid 50% of the cumulative development costs incurred by the parties under the IO Discovery Agreement, as amended.
In September 2018, the US Food and Drug Administration (FDA) approved Libtayo® (cemiplimab) for the treatment of patients with metastatic cutaneous squamous cell carcinoma (CSCC) or locally advanced CSCC who are not candidates for curative surgery or curative radiation. Libtayo® is the first and only product specifically approved and available in the United States for advanced stage CSCC. In July 2019, the European Medicines Agency (EMA) granted marketing authorization for Libtayo® for patients with metastatic or locally advanced CSCC who are not candidates for surgery.
In February 2021, the FDA approved Libtayo® for patients with locally advanced basal cell carcinoma (BCC), granted accelerated approval for patients with metastatic BCC, and approved Libtayo® for first-line monotherapy for patients with advanced non-small cell lung cancer (NSCLC) with PD-L1 expression of at least 50%. In June 2021, the EMA approved Libtayo® as a first-line treatment for patients with advanced NSCLC with PD-L1 expression of at least 50% and for advanced basal cell carcinoma. The extensive clinical program for Libtayo® is focused on difficult-to-treat cancers. In skin cancer, this includes trials in adjuvant and neoadjuvant CSCC. Libtayo® is also being investigated in pivotal trials in NSCLC (in combination with chemotherapy) and cervical cancer, as well as in combination with either conventional or novel therapeutic approaches for other solid tumors and blood cancers. These potential uses are investigational, and their safety and efficacy have not been evaluated by any regulatory authority.
Investor agreement
In January 2014, Sanofi and Regeneron amended the investor agreement entered into by the two companies in 2007. Under the terms of the amendment, Sanofi accepted various restrictions, including “standstill” provisions that contractually prohibit Sanofi from seeking to directly or indirectly exert control of Regeneron or acquiring more than 30% of Regeneron’s capital stock (consisting of the outstanding shares of common stock and the shares of Class A stock). This prohibition remains in place until the earlier of (i) the later of the fifth anniversaries of the expiration or earlier termination of the Zaltrap® collaboration agreement with Regeneron (related to the development and commercialization of Zaltrap®) or the collaboration agreement with Regeneron on monoclonal antibodies (see “Collaboration agreements on human therapeutic antibodies” above), each as amended and (ii) other specified events.
Sanofi also agreed to vote as recommended by Regeneron’s Board of Directors, except that it could elect to vote proportionally with the votes cast by all of Regeneron’s other shareholders with respect to certain change-of-control transactions, and to vote in its sole discretion with respect to liquidation or dissolution, stock issuances equal to or exceeding 20% of the outstanding shares or voting rights of Regeneron’s Class A Stock and Common Stock (taken together), and new equity compensation plans or amendments if not materially consistent with Regeneron’s historical equity compensation practices. Sanofi began to account for its interest in Regeneron using the equity method in April 2014. Starting in 2018 Sanofi began to sell a small amount of shares of Regeneron stock pursuant to a Letter Agreement entered into with Regeneron.
On May 29, 2020, Sanofi announced the closing of its sale of 13 million shares of Regeneron common stock in a registered offering and a private sale to Regeneron (see Note D.2.).
At the same date an amendment to the Investor Agreement became effective, which stipulates inter alia that (i) the “standstill” provisions in the Investor Agreement, which contractually prohibit Sanofi from seeking to directly or indirectly exert control of Regeneron, will continue to apply; (ii) the voting commitments contained in the Investor Agreement will continue to apply to shares held by Sanofi; (iii) Sanofi will no longer have the right to designate an independent board member on the Regeneron Board of Directors.
Pursuant to subsequent sales, as of December 31, 2021 Sanofi held 279,766 shares of Regeneron stock.
C.2. Alliance arrangements with Bristol-Myers Squibb (BMS)
Two of Sanofi’s leading products were jointly developed with BMS: the anti-hypertensive agent irbesartan (Aprovel®/Avapro®/Karvea®) and the anti-atherothrombosis treatment clopidogrel bisulfate (Plavix®/Iscover®).
On September 27, 2012, Sanofi and BMS signed an agreement relating to their alliance following the loss of exclusivity of Plavix® and Avapro®/Avalide® in many major markets.
Under the terms of this agreement, effective January 1, 2013, BMS returned to Sanofi its rights to Plavix® and Avapro®/Avalide® in all markets worldwide with the exception of Plavix® in the United States and Puerto Rico (“Territory B”), giving Sanofi sole control and freedom to operate commercially in respect of those products. In exchange, BMS received royalty payments on Sanofi’s sales of branded and unbranded Plavix® and Avapro®/Avalide® worldwide (except for Plavix® in Territory B) until 2018, and also received a payment of $200 million from Sanofi in December 2018, part of which is for buying out the non-controlling interests. Rights to Plavix® in Territory B remained unchanged and continued to be governed by the terms of the original agreement until February 28, 2020.
In all of the territories managed by Sanofi (including the United States and Puerto Rico for Avapro®/Avalide®) as defined in the new agreement, Sanofi recognized in its consolidated financial statements the revenue and expenses generated by its own operations. Since January 2019 onwards, there has no longer been any share of profits reverting to BMS (previously presented within Net income attributable to non-controlling interests in the income statement).
In Territory B for Plavix®, which was managed by BMS, the Plavix® business was conducted through the Territory B partnerships, which were jointly owned by BMS and Sanofi. Sanofi recognized its share of profits and losses within the line item Share of profit/(loss) from investments accounted for using the equity method.
On February 28, 2020, Sanofi purchased all BMS’s interests (50.1%) in each of the Territory B partnerships for a cumulative purchase price of $12 million. Following a transition period, Sanofi has been commercializing Plavix® under its own label since July 1, 2020.